Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000030210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Federated Hermes International Bond Strategy Portfolio
Account Value		$ 11,689	$ 11,689	$ 11,689	$ 10,564	$ 10,122	$ 12,219	$ 12,583	$ 11,508	$ 10,470	$ 10,963	$ 10,055	$ 9,569	$ 10,000
Average Annual Return, Percent		10.65%	0.31%	1.57%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 10,302.40274	$ 10,302.40274	$ 10,302.40274	9,845.401835	9,648.036771	11,598.32812	11,993.12872	11,066.09944	10,211.61781	10,508.18615	9,863.837845	9,567.047	10,000
Average Annual Return, Percent	[1]	4.64%	(1.42%)	0.30%
Bloomberg Emerging Markets Seasoned ex Aggregate Eurodollar Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
Account Value		$ 15,710.4813	$ 15,710.4813	$ 15,710.4813	13,068.29196	11,877.85021	13,488.84809	13,745.22011	13,166.94142	12,115.34573	12,717.21543	11,470.63066	10,313.9765	10,000
Average Annual Return, Percent		20.22%	3.59%	4.62%
J P Morgan Global ex U S Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Global (ex-U.S.) Government Bond Index
Account Value		$ 8,522.701286	$ 8,522.701286	$ 8,522.701286	8,445.511842	8,491.022021	11,015.95346	11,825.32227	10,856.21908	10,128.72257	10,571.11087	9,717.122531	9,299.497	10,000
Average Annual Return, Percent		0.91%	(4.72%)	(1.59%)
Fifty Bloomberg Emerging Markets Seasoned ex Aggregate Eurodollar Index and 50 J P Morgan Global ex U S Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		50% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index and 50% J.P. Morgan Global (ex-U.S.) Government Bond Index
Account Value		$ 11,702.61	$ 11,702.61	$ 11,702.61	$ 10,614.08	$ 10,139.58	$ 12,291.24	$ 12,850.8	$ 12,006.79	$ 11,113.73	$ 11,624.81	$ 10,581.13	$ 9,806.857	$ 10,000
Average Annual Return, Percent		10.26%	(0.51%)	1.58%

[1]	The Fund has designated the Bloomberg Global Aggregate Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.